Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer deposits
Advances for real estate properties	$ 663,295,070	$ 1,279,142,157
Add: increase in revenue recognized in excess of amounts received from customers	0	0
Less: recognized as progress billings	(137,412,518)	(539,128,802)
Customer deposits (Note 2(i))	$ 525,882,552	$ 740,013,355
Minimum
Customer deposits
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum
Customer deposits
Customer deposits backed by mortgage loans, percentage	80.00%